STOCKHOLDERS' EQUITY (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012
Stock Issued During Period Shares New Issues One			3,125,000	3,125,000
Stock Issued During Period, New Issues, Par Value Per Share				$ 3.20
Stock Issued During Period Value New Issues One				$ 10,000,000
Number Of Common Stock, Shares Granted By Issue Of Warrants Under Private Placement			1,074,212	1,074,212
Exercise Price Per Share Of Common Stock Issued By Conversion Of Warrants			$ 3.20	$ 3.20
Class Of Warrant Or Right, Outstanding	998,096				998,096
Common Stock, Shares, Issued (in shares)	11,942,606		10,923,543		11,679,860
Common Stock, Par Or Stated Value Per Share (in dollars per share)	$ 0.001		$ 0.001		$ 0.001
Common Stock, Value, Issued	12,000		11,000		12,000
Preferred Stock, Shares Authorized	25,000,000				25,000,000
Units, Description	Each unit consists of one share of 5.0% Series F convertible preferred stock
Units, Par Or Stated Value Per Share	0.001
Conversion of promissory notes to preferred stock	605,000	0
Fair Value Of Warrants	2,284,000			1,300,000
Warrants Convertible Beneficial Conversion Feature	1,090,000
Convertible Preferred Stock Converted to Other Securities	6,394,000
Long-term Debt, Fair Value	1,539,000
Certificate Of Designation [Member]
Preferred Stock, Shares Authorized	4,500,000
Preferred Stock, Conversion Basis	The right of holders of convertible preferred stock to convert the convertible preferred stock is subject to a 9.99% beneficial ownership limitation for holders of Sub-Series F-1 and a 4.99% beneficial ownership limitation for holders of Sub-Series F-2.
Certificate Of Designation [Member] | Series F1 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	3,750,000
Preferred Stock, Voting Rights	Such beneficial ownership limitations may be increased or decreased by a holder of Sub-Series F-1 to any percentage not in excess of 19.99% after providing notice of such increase or decrease to the Company. For as long as at least 90% of the aggregate number of shares of Sub-Series F-1 issued on the Original Issue Date are outstanding, the holders of such Sub-Series F-1, voting as a single class, will be entitled to elect two directors of the Company. If less than 90%, but at least 20%, of such shares of Sub-Series F-1 are outstanding
Certificate Of Designation [Member] | Series F2 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	750,000
Preferred Stock, Voting Rights	The holders of Sub-Series F-2 will not be entitled to vote on the directors elected by the holders of Sub-Series F-1.
Iron Mountain Incorporated Irm [Member]
Common Stock, Shares, Issued (in shares)		582,524			582,524
Common Stock, Par Or Stated Value Per Share (in dollars per share)		$ 5.15			$ 5.15
Common Stock, Value, Issued		3,000,000			3,000,000
Investors [Member]
Securities Purchase Agreement, Number Of Units Issuable	4,231,154
Securities Purchase Agreement, Price Per Unit Of Units Issuable	2.0625
Securities Purchase Agreement, Value Of Units Issuable	8,600,000
Securities Purchase Agreement, Proceeds From Issuance Of Units	7,900,000
Securities Purchase Agreement, Number Of Warrants Issued	2,282,754
Securities Purchase Agreement, Exercise Price Of Warrants Issued	2.00
Securities Purchase Agreement, Units Issuance Cost	700,000
Investors [Member] | Convertible Notes Payable [Member]
Debt Instrument, Face Amount	550,000
Debt Instrument, Convertible, Terms of Conversion Feature	Pursuant to the terms of the notes, both note holders had the right to convert the outstanding amounts under their notes into Series F convertible preferred stock shares at a discount of 15% to the issue price of the Series F convertible preferred stock
Investor One [Member] | Series F Convertible Preferred Stock [Member] | Convertible Notes Payable [Member]
Debt Conversion, Converted Instrument, Shares Issued	188,235
Conversion of promissory notes to preferred stock	330,000
Investor Two [Member] | Series F Convertible Preferred Stock [Member] | Convertible Notes Payable [Member]
Debt Conversion, Converted Instrument, Shares Issued	156,863
Conversion of promissory notes to preferred stock	275,000
Fortress Credit Co LLC [Member]
Common Stock, Shares, Issued (in shares)	1,454,545
Investment Warrants Expiration Date	Oct. 22, 2013
Private Placement [Member]
Stock Issued During Period, New Issues, Par Value Per Share				$ 3.20
Stock Issued During Period Value New Issues One				10,000,000
Payments of Stock Issuance Costs			$ 800,000	$ 800,000
Warrant [Member]
Fair Value Assumptions, Risk Free Interest Rate				1.47%
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				68.00%
Fair Value Assumptions, Expected Term				2 years 6 months